Consolidated Statement of Income - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUE	$ 12,822	$ 13,204	$ 28,276
COST OF REVENUE	(5,783)	(8,548)	(16,894)
GROSS PROFIT	7,039	4,656	11,382
Other Income		927
GENERAL AND ADMINISTRATIVE EXPENSES	(109,992)	(151,738)	(178,478)
LOSS BEFORE INCOME TAX	(102,953)	(146,155)	(167,096)
INCOME TAX PROVISION
NET LOSS	(102,953)	(146,155)	(167,096)
Other comprehensive loss:
- Foreign currency translation adjustment	(1,714)	(1,531)	6,412
Comprehensive loss	$ (104,668)	$ (147,686)	$ (60,684)
Net loss per share- Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - Basic and diluted	80,593,898	81,078,222	23,364,078